Intangible assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6	Intangible assets

Intangible assets include patent and eMOBIQ®, a computer software platform that is not an integral part of a computer-controlled machine. The intangible assets are initially capitalized at cost which includes the purchase price (net of any discounts and rebates) and other directly attributable cost of preparing the asset for its intended use. Direct expenditure which enhances or extends the performance of the intangible assets beyond their specifications and which can be reliably measured, is added to the original cost of the intangible assets. Costs associated with maintaining the intangible assets are recognized as an expense when incurred. Following initial recognition, intangible assets are carried at cost less accumulated amortization and any accumulated impairment losses.

	As of December, 31
	2024	2025	2025
	S$	S$	US$

Patent	79,793	90,804	70,615
Software cost	2,826,038	2,826,035	2,197,710

Total	2,905,831	2,916,839	2,268,325
Less: accumulated amortization	(1,152,026)	(1,491,030)	(1,159,523)

Net book value	1,753,805	1,425,809	1,108,802

Amortization expenses for the years ended December 31, 2024 and 2025 were S$257,342 and S$339,004 (US$263,632), respectively.